Employee Retirement Plans - Total Investments Fair Value (Details) - USD ($) $ in Thousands	Dec. 30, 2016	Dec. 25, 2015	Dec. 31, 2014
U.S. Pension Plans
Total Investments Fair Value
Total investment asset fair value measurement	$ 194,581	$ 187,299	$ 196,061
U.S. Pension Plans | Level 1
Total Investments Fair Value
Total investment asset fair value measurement	104,497	94,345
U.S. Pension Plans | Level 2
Total Investments Fair Value
Total investment asset fair value measurement	90,084	92,954
U.S. Pension Plans | Cash and cash equivalents
Total Investments Fair Value
Total investment asset fair value measurement	2,833	2,369
U.S. Pension Plans | Cash and cash equivalents | Level 1
Total Investments Fair Value
Total investment asset fair value measurement	2,833	2,369
U.S. Pension Plans | Equity funds
Total Investments Fair Value
Total investment asset fair value measurement	87,173	88,176
U.S. Pension Plans | Equity funds | Level 1
Total Investments Fair Value
Total investment asset fair value measurement	31,074	29,829
U.S. Pension Plans | Equity funds | Level 2
Total Investments Fair Value
Total investment asset fair value measurement	56,099	58,347
U.S. Pension Plans | Fixed income securities
Total Investments Fair Value
Total investment asset fair value measurement	104,575	96,754
U.S. Pension Plans | Fixed income securities | Level 1
Total Investments Fair Value
Total investment asset fair value measurement	70,590	62,147
U.S. Pension Plans | Fixed income securities | Level 2
Total Investments Fair Value
Total investment asset fair value measurement	33,985	34,607
Non-U.S. Pension Plans
Total Investments Fair Value
Total investments in the fair value hierarchy excluding investments measured at net asset value	718,721	676,560
Investments measured at net asset value	67,777	75,318
Total investment asset fair value measurement	786,498	751,878	$ 776,737
Non-U.S. Pension Plans | Level 1
Total Investments Fair Value
Total investment asset fair value measurement	80,538	7,719
Non-U.S. Pension Plans | Level 2
Total Investments Fair Value
Total investment asset fair value measurement	638,183	668,841
Non-U.S. Pension Plans | Cash and cash equivalents
Total Investments Fair Value
Total investments in the fair value hierarchy excluding investments measured at net asset value	92,624	34,673
Non-U.S. Pension Plans | Cash and cash equivalents | Level 1
Total Investments Fair Value
Total investment asset fair value measurement	80,538	7,719
Non-U.S. Pension Plans | Cash and cash equivalents | Level 2
Total Investments Fair Value
Total investment asset fair value measurement	12,086	26,954
Non-U.S. Pension Plans | Equity funds
Total Investments Fair Value
Total investments in the fair value hierarchy excluding investments measured at net asset value	229,261	231,931
Non-U.S. Pension Plans | Equity funds | Level 2
Total Investments Fair Value
Total investment asset fair value measurement	229,261	231,931
Non-U.S. Pension Plans | Fixed income securities
Total Investments Fair Value
Total investments in the fair value hierarchy excluding investments measured at net asset value	367,862	386,770
Non-U.S. Pension Plans | Fixed income securities | Level 2
Total Investments Fair Value
Total investment asset fair value measurement	367,862	386,770
Non-U.S. Pension Plans | International property fund
Total Investments Fair Value
Total investments in the fair value hierarchy excluding investments measured at net asset value	3,326	3,549
Non-U.S. Pension Plans | International property fund | Level 2
Total Investments Fair Value
Total investment asset fair value measurement	3,326	3,549
Non-U.S. Pension Plans | Other
Total Investments Fair Value
Total investments in the fair value hierarchy excluding investments measured at net asset value	25,648	19,637
Non-U.S. Pension Plans | Other | Level 2
Total Investments Fair Value
Total investment asset fair value measurement	$ 25,648	$ 19,637